UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

October 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 32.2%
Communications Equipment - 1.1%
QUALCOMM, Inc.	149,940	$8,782,736

Computers & Peripherals - 6.2%
Apple, Inc.	16,290	9,694,179
Fusion-io, Inc. (a) (b)	668,889	15,785,780
Silicon Graphics International Corp. (a) (b)	1,946,233	15,024,919
Stratasys, Inc. (a) (b)	133,300	8,887,111

		49,391,989

Internet Software & Services - 10.6%
Cornerstone OnDemand, Inc. (a) (b)	257,400	7,204,626
eBay, Inc. (b)	178,800	8,634,252
Equinix, Inc. (b)	21,780	3,929,330
Facebook, Inc. (a) (b)	651,196	13,750,003
Google, Inc. - Class A (b)	23,770	16,158,133
LinkedIn Corp. (b)	84,962	9,084,987
MercadoLibre, Inc. (a)	94,150	7,905,775
Rackspace Hosting, Inc. (b)	121,539	7,740,819
Yelp, Inc. (a) (b)	402,009	9,688,417

		84,096,342

Semiconductors & Semiconductor Equipment - 5.6%
Mellanox Technologies Ltd. (a) (b)	189,950	14,620,451
NVIDIA Corp. (a) (b)	1,499,082	17,944,012
Samsung Electronics Co., Ltd.	9,940	11,928,371

		44,492,834

Software - 8.7%
Intuit, Inc.	136,500	8,110,830
NetSuite, Inc. (b)	118,650	7,535,462
Red Hat, Inc. (b)	368,570	18,122,587
Salesforce.com, Inc. (b)	95,961	14,008,387
ServiceNow, Inc. (a) (b)	273,250	8,375,112
Splunk, Inc. (a) (b)	284,478	7,979,608
Workday, Inc. (b)	93,802	4,549,397

		68,681,383

		255,445,284

Consumer Discretionary - 14.1%
Automobiles - 1.7%
Tesla Motors, Inc. (a) (b)	463,561	13,039,971

Hotels, Restaurants & Leisure - 3.3%
Bloomberry Resorts Corp. (b)	20,926,300	7,162,540
Ctrip.com International Ltd. (ADR) (a) (b)	543,870	10,882,838
Galaxy Entertainment Group Ltd. (a) (b)	2,392,000	8,185,848

		26,231,226

Company	Shares	U.S. $ Value
Household Durables - 0.4%
iRobot Corp. (b)	187,330	$3,366,320

Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (b)	58,038	13,512,407

Multiline Retail - 1.0%
Golden Eagle Retail Group Ltd. (a)	3,692,000	8,060,806

Specialty Retail - 2.9%
L’Occitane International SA	2,745,250	8,533,950
Zhongsheng Group Holdings Ltd. (a)	11,434,000	14,683,691

		23,217,641

Textiles, Apparel & Luxury Goods - 3.1%
Burberry Group PLC	861,550	16,255,712
Samsonite International SA	3,878,500	8,028,752

		24,284,464

		111,712,835

Financials - 13.1%
Capital Markets - 2.2%
CITIC Securities Co., Ltd. (a)	9,311,800	17,379,792

Commercial Banks - 3.0%
BOC Hong Kong Holdings Ltd.	3,006,000	9,235,886
Grupo Financiero Banorte SAB de CV - Class O	731,690	4,068,049
Sberbank of Russia (Sponsored ADR) (a)	890,840	10,378,286

		23,682,221

Insurance - 1.8%
AIA Group Ltd.	3,569,000	14,051,311

Real Estate Investment Trusts (REITs) - 1.0%
Weyerhaeuser Co. (a)	292,534	8,100,266

Real Estate Management & Development - 4.1%
Ciputra Development Tbk PT	114,330,508	8,051,717
Guangzhou R&F Properties Co., Ltd. (a)	6,705,600	8,195,752
Hang Lung Properties Ltd.	2,410,000	8,360,324
Sun Hung Kai Properties Ltd.	586,000	8,100,825

		32,708,618

Thrifts & Mortgage Finance - 1.0%
Housing Development Finance Corp.	568,757	7,984,885

		103,907,093

Health Care - 11.5%
Biotechnology - 2.0%
Cepheid, Inc. (b)	413,192	12,523,850
Genomic Health, Inc. (a) (b)	111,548	3,485,875

		16,009,725

Health Care Equipment & Supplies - 3.9%
Given Imaging Ltd. (b)	545,544	9,874,346
IDEXX Laboratories, Inc. (b)	84,300	8,109,660

Company	Shares	U.S. $ Value
Intuitive Surgical, Inc. (b)	23,816	$12,913,512

		30,897,518

Health Care Providers & Services - 0.5%
IHH Healthcare Bhd (b)	3,578,100	3,838,541

Health Care Technology - 1.5%
athenahealth, Inc. (a) (b)	181,056	11,640,090

Life Sciences Tools & Services - 3.6%
Illumina, Inc. (a) (b)	602,516	28,625,535

		91,011,409

Energy - 10.5%
Energy Equipment & Services - 3.2%
National Oilwell Varco, Inc.	101,500	7,480,550
Schlumberger Ltd.	138,640	9,639,639
Technip SA	75,750	8,543,905

		25,664,094

Oil, Gas & Consumable Fuels - 7.3%
BG Group PLC	622,730	11,562,153
Cameco Corp.	423,665	8,216,662
Denbury Resources, Inc. (b)	795,756	12,198,940
Kinder Morgan, Inc./Delaware	238,958	8,294,232
Noble Energy, Inc.	88,430	8,401,734
Santos Ltd.	747,454	8,912,013

		57,585,734

		83,249,828

Materials - 7.7%
Chemicals - 1.0%
Monsanto Co.	92,521	7,963,282

Metals & Mining - 6.7%
Freeport-McMoRan Copper & Gold, Inc.	503,568	19,578,724
Mongolian Mining Corp. (a) (b)	19,959,000	9,751,737
Turquoise Hill Resources Ltd. (b)	1,545,369	12,084,437
Umicore SA	224,380	11,530,511

		52,945,409

		60,908,691

Industrials - 6.7%
Construction & Engineering - 1.1%
Larsen & Toubro Ltd.	281,310	8,477,638

Electrical Equipment - 1.0%
Babcock & Wilcox Co. (The) (b)	314,735	8,110,721

Machinery - 4.6%
Cummins, Inc.	142,720	13,355,737
FANUC Corp.	89,900	14,322,482

Company	Shares	U.S. $ Value
Proto Labs, Inc. (a) (b)	253,090	$8,782,223

		36,460,442

		53,048,801

Consumer Staples - 1.9%
Beverages - 1.6%
Heckmann Corp. (a) (b)	3,569,684	12,493,894

Food Products - 0.3%
Besunyen Holdings Co., Ltd. (a) (b)	36,029,000	2,781,458

		15,275,352

Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV Series L (ADR)	311,210	7,870,501
Tower Bersama Infrastructure Tbk PT (b)	11,560,000	6,004,352

		13,874,853

Total Common Stocks (cost $779,828,436)		788,434,146

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
Russian Depositary Index Expiration: Dec 2012, Exercise Price: $ 1,600.00 (b) (c)	11,495	829,364

Options on Funds and Investment Trusts - 0.0%
Market Vectors JR Gold Miners Expiration: Jan 2013, Exercise Price: $ 44.63 (b) (d)	12,000	90,000

Total Options Purchased - Calls (cost $10,934,507)		919,364

OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
Consumer Staples Select SPDR Expiration: Dec 2012, Exercise Price: $ 34.00 (b) (d)	10,960	323,320

Options on Equities - 0.0%
Oracle Corp. Expiration: Dec 2012, Exercise Price: $ 28.00 (b) (d)	7,100	198,800

Total Options Purchased - Puts (cost $2,136,728)		522,120

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (e) (cost $7,226,361)	7,226,361	$7,226,361

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $800,126,032)		797,101,991

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 28.5%
Investment Companies - 28.5%
AllianceBernstein Exchange Reserves - Class I, 0.18% (e) (cost $226,448,891)	226,448,891	226,448,891

Total Investments - 129.0% (cost $1,026,574,923) (f)		1,023,550,882
Other assets less liabilities - (29.0)%		(230,389,412)

Net Assets - 100.0%		$793,161,470

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC BankUSA	USD	$72,239	GBP	45,272	12/14/12	$809,077
Royal Bank of Canada	USD	26,888	CAD	26,328	12/14/12	(550,703)
Royal Bank of Scotland
PLC	USD	47,948	EUR	37,425	12/14/12	580,101
UBS AG	USD	38,100	JPY	2,977,985	12/14/12	(780,772)
Westpac Banking Corp.	USD	23,789	AUD	23,165	12/14/12	176,283

						$233,986

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Russian Depositary Index (c) (premium received $287,375)	11,495	$1,850.00	December 2012	$(33,335)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Oracle Corp. (d)	7,100	$23.00	December 2012	$(28,400)

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Consumer Staples Select SPDR (d)	10,960	28.00	December 2012	$(71,240)

(premium received $525,572)				$(99,640)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	One contract relates to 10 shares.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of October 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,012,151 and gross unrealized depreciation of investments was $(70,036,192), resulting in net unrealized depreciation of $(3,024,041).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN *

October 31, 2012 (unaudited)

57.0%	United States
7.8%	China
7.0%	Hong Kong
3.5%	United Kingdom
3.1%	Israel
2.5%	Canada
2.1%	India
1.8%	Japan
1.8%	Indonesia
1.5%	Mexico
1.5%	South Korea
1.4%	Belgium
1.3%	Russia
1.2%	Mongolia
5.6%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of October 31, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Argentina, Australia, France, Luxembourg, Malaysia and Philippines.

AllianceBernstein Global Thematic Growth Fund

October 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$243,516,913		$11,928,371		$	– 0	–	$255,445,284
Consumer Discretionary	47,964,076		63,748,759			– 0	–	111,712,835
Financials	22,546,601		81,360,492			– 0	–	103,907,093
Health Care	87,172,868		3,838,541			– 0	–	91,011,409
Energy	54,231,757		29,018,071			– 0	–	83,249,828
Materials	39,626,443		21,282,248			– 0	–	60,908,691
Industrials	30,248,681		22,800,120			– 0	–	53,048,801
Consumer Staples	12,493,894		2,781,458			– 0	–	15,275,352
Telecommunication Services	7,870,501		6,004,352			– 0	–	13,874,853
Options Purchased - Calls	– 0	–	919,364			– 0	–	919,364
Options Purchased - Puts	– 0	–	522,120			– 0	–	522,120
Short-Term Investments	7,226,361		– 0	–		– 0	–	7,226,361
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	226,448,891		– 0	–		– 0	–	226,448,891

Total Investments in Securities	779,346,986		244,203,896+			– 0	–	1,023,550,882
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,565,461			– 0	–	1,565,461
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,331,475)			– 0	–	(1,331,475)
Call Options Written	– 0	–	(33,335)			– 0	–	(33,335)
Put Options Written	– 0	–	(99,640)			– 0	–	(99,640)

Total##	$779,346,986		$244,304,907		$	– 0	–	$1,023,651,893

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
##	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2012